UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2016	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Common Stock (75.1%)
Aerospace & Defense (4.4%)
Boeing	2,300	$276
L-3 Communications Holdings, Cl 3	1,200	140
Northrop Grumman	1,900	352
Orbital ATK	900	81
Raytheon	2,300	295

		1,144

Agricultural Operations (0.6%)
Archer-Daniels-Midland	4,600	162

Agricultural Products (0.7%)
Bunge	3,100	192

Air Freight & Logistics (0.4%)
FedEx	800	106

Aircraft (0.3%)
Lockheed Martin	400	85

Application Software (0.4%)
Synopsys*	2,500	107

Automotive Retail (0.9%)
AutoZone*	300	230

Banks (1.6%)
CIT Group	3,100	91
PNC Financial Services Group	1,500	130
Wells Fargo	3,600	181

		402

Biotechnology (1.3%)
Amgen	1,000	153
Baxalta	4,300	172

		325

Catalog Retail (0.3%)
HSN	1,900	90

Commercial Services (1.5%)
Convergys	6,000	147
Western Union	13,000	232

		379

Computers & Services (2.7%)
Apple	2,400	234
Microsoft	2,800	154
Oracle	3,500	127
Symantec	9,100	181

		696

Drug Retail (1.0%)
CVS Health	2,600	251

Electrical Services (11.7%)
Ameren	3,000	135
American Electric Power	3,400	207
Avista	3,800	141
Consolidated Edison	3,900	271
Edison International	3,200	198

	Shares	Value (000)
Electrical Services (continued)
Empire District Electric	5,700	$167
Entergy	3,300	233
Exelon	8,400	248
FirstEnergy	6,300	208
Portland General Electric	3,700	144
PPL	5,400	189
Public Service Enterprise Group	8,400	347
SCANA	4,300	271
Westar Energy, Cl A	2,800	122
Xcel Energy	3,700	141

		3,022

Environmental & Facilities Services (1.4%)
Republic Services, Cl A	8,000	350

Fertilizers & Agricultural Chemicals (0.3%)
Mosaic	3,200	77

Food, Beverage & Tobacco (5.0%)
Altria Group	6,500	397
ConAgra Foods	5,100	213
Dr Pepper Snapple Group	2,900	272
Sanderson Farms	1,800	146
Tyson Foods, Cl A	4,700	251

		1,279

General Merchandise Stores (1.6%)
Target	5,800	420

Health Care Services (1.9%)
Express Scripts Holding*	3,100	223
Quest Diagnostics	4,100	269

		492

Homefurnishing Retail (0.6%)
Bed Bath & Beyond*	3,500	151

Insurance (7.3%)
Aetna	2,700	275
Allstate	3,100	188
American Financial Group	2,700	192
Anthem	2,300	300
Travelers	4,600	492
UnitedHealth Group	2,500	288
WR Berkley	2,800	141

		1,876

IT Consulting & Other Services (1.4%)
International Business Machines	2,800	349

Machinery (1.0%)
Deere	3,400	262

Mortgage REIT’s (3.3%)
Annaly Capital Management	30,800	293
Capstead Mortgage	8,500	79
MFA Financial	37,000	235
Starwood Property Trust	12,300	234

		841

Multimedia (0.3%)
Viacom, Cl B	2,000	91

Schedule of Investments January 31, 2016	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Office REIT’s (0.8%)
Piedmont Office Realty Trust, Cl A	10,600	$196

Paper Packaging (1.3%)
Bemis	3,200	153
Sonoco Products	4,900	194

		347

Petroleum & Fuel Products (2.5%)
Chevron	2,600	225
Exxon Mobil	5,400	420

		645

Pharmaceuticals (6.8%)
Johnson & Johnson	6,800	710
Merck	8,200	415
Pfizer	20,100	613

		1,738

Retail (4.2%)
Kohl’s	5,000	249
Kroger	8,700	338
Wal-Mart Stores	7,400	491

		1,078

Semi-Conductors/Instruments (1.5%)
Intel	12,100	375

Steel & Steel Works (0.5%)
Kaiser Aluminum	1,600	124

Telephones & Telecommunications (5.6%)
AT&T	10,830	390
Cisco Systems	12,500	298
QUALCOMM	4,000	181
Verizon Communications	11,600	580

		1,449

Total Common Stock
(Cost $19,515)		19,331

Foreign Common Stock (23.9%)
Agricultural Products (0.5%)
Fresh Del Monte Produce	3,200	131

Automotive (0.4%)
Toyota Motor ADR	900	108

Banks (4.6%)
Bank of Montreal	4,600	247
Bank of Nova Scotia	4,100	168
Canadian Imperial Bank of Commerce	3,500	228
National Bank of Canada	4,700	134
Royal Bank of Canada	2,300	119
Toronto-Dominion Bank	7,700	292

		1,188

Cable & Satellite (0.6%)
Cogeco Communications	3,200	144

Computers & Peripherals (0.6%)
Canon ADR	5,700	160

	Shares	Value (000)
Engineering (0.2%)
Magna International	1,600	$56

General Merchandise Stores (0.9%)
Canadian Tire, Cl A	2,800	228

Home Improvement Retail (0.5%)
RONA	15,000	132

Insurance (1.6%)
Allied World Assurance Holdings	5,700	209
Axis Capital Holdings	3,800	205

		414

IT Consulting & Other Services (1.6%)
Amdocs	7,400	405

Media (1.1%)
Shaw Communications, Cl B	15,800	274

Petroleum & Fuel Products (0.2%)
Royal Dutch Shell ADR, Cl A	1,400	61

Pharmaceuticals (1.6%)
GlaxoSmithKline ADR	4,300	178
Teva Pharmaceutical Industries ADR	3,700	227

		405

Reinsurance (4.0%)
Everest Re Group	1,800	322
PartnerRe	2,100	295
RenaissanceRe Holdings	1,100	124
Validus Holdings	6,500	287

		1,028

Retail (1.0%)
Metro, Cl A	3,500	103
North West	7,300	159

		262

Telephones & Telecommunications (2.4%)
BCE	5,700	229
Nippon Telegraph & Telephone ADR	9,300	398

		627

Wireless Telecommunication Services (2.1%)
China Mobile ADR	3,800	207
Rogers Communications, Cl B	3,700	127
SK Telecom ADR	10,300	203

		537

Total Foreign Common Stock
(Cost $6,580)		6,160

Schedule of Investments January 31, 2016	(Unaudited)

LSV U.S. Managed Volatility Fund	Face Amount (000)	Value (000)
Repurchase Agreement (0.8%)
Morgan Stanley 0.250%, dated 01/29/16, to be repurchased on 02/01/16, repurchase price $197 (collateralized by various U.S. Treasury Notes, par values ranging from $0 to $63, 0.625% to 2.250%, 03/31/16 to 11/15/25; with a total market value of $201)	$197	$197

Total Repurchase Agreement
(Cost $197)		197

Total Investments — 99.8%
(Cost $26,292)†		$25,688

Percentages are based on Net Assets of $25,734 (000).

*	Non-income producing security.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $26,292 (000), and the unrealized appreciation and depreciation were $1,397 (000) and ($2,001) (000) respectively.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,331	$—	$—	$19,331
Foreign Common Stock	6,160	—	—	6,160
Repurchase Agreement	—	197	—	197
Total Investments in Securities	$25,491	$197	$—	$25,688

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2016, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-007-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016